LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
SCHEDULE OF EQUITY METHOD INVESTMENTS

As of December 31, 2022, the Company’s equity method investments had a carrying value of $8,232 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$-
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	-
Jiangsu Taoping IoT Technology Co., Ltd.	JS Taoping, or JS	25%	-
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	8,232
			$8,232